Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]

The following table summarizes our contractual obligations and their maturity dates as of December 31, 2012:

	Payments Due by Period
(Dollars in thousands)	Total	Less than 1 year	2- year	3- year	4- year	5- year	More than 5 years
	(U.S. dollars in thousands)

Debt	$89,169	$89,169	$—	$—	$—	$—	$—

Interest on variable-rate debt	1,501	1,501	—	—	—	—	—

Services fees to the Manager	9,403	1,635	1,635	1,635	1,635	1,635	1,228

Management fees to the Manager	9,696	1,822	683	683	683	683	5,142

Total obligations	$109,769	$94,127	$2,318	$2,318	$2,318	$2,318	$6,370